BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018
BANK BORROWINGS
Short-term	$ 819,031	$ 856,876
Long-term, current portion	114,089	171,051
Short-term Debt, Total	933,120	1,027,927
Long-term borrowings on project assets - current	286,173	265,770
Long-term borrowings	619,477	393,614
Total	1,838,770	$ 1,687,311
Secured short-term borrowings	708,787
Secured long-term borrowings, Current	283,409
Secured long-term borrowings	513,622
Carrying value of property, plant and equipment that serve as collateral for short-term and long-term borrowings	192,103
Carrying value of inventories that serve as collateral for short-term and long-term borrowings	55,955
Carrying value of prepaid land use rights that serve as collateral for short-term and long-term borrowings	28,763
Carrying value of restricted cash that serve as collateral for short-term and long-term borrowings	138,950
Carrying value of accounts receivable that serve as collateral for short-term and long-term borrowings	226,938
Carrying value of equity that serve as collateral for short-term and long-term borrowings	373,751
Carrying value of project assets and solar power systems that serve as collateral for short-term and long-term borrowings	579,695
Borrowings from non-banking institutions
BANK BORROWINGS
Maximum borrowing capacity			$ 93,975
Amount drawn of bank credit facilities granted	93,975
Credit facility
BANK BORROWINGS
Maximum borrowing capacity	2,331,226
Available amount of credit facilities	579,545
Non-binding bank credit facilities
BANK BORROWINGS
Maximum borrowing capacity	$ 513,566